Cover	Jun. 20, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 20, 2023
Entity Registrant Name	Bright Mountain Media, Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-54887
Entity Tax Identification Number	27-2977890
Entity Address, Address Line One	6400 Congress Avenue,
Entity Address, Address Line Two	Suite 2050
Entity Address, City or Town	Boca Raton,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	998-2440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001568385
Amendment Flag	false